Investments in Equity Investees (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of composition of equity investees

	June 30,	December 31,
	2022	2021

	(in US$’000)
Shanghai Hutchison Pharmaceuticals Limited (“SHPL”)	82,538	75,999
Other	461	480
	82,999	76,479

Summarized balance sheets for significant equity investees

	SHPL
	June 30,	December 31,
	2022	2021

	(in US$’000)
Current assets	225,402	190,260
Non-current assets	84,971	91,605
Current liabilities	(145,272)	(128,993)
Non-current liabilities	(6,026)	(7,131)
Net assets	159,075	145,741

Summarized statements of operations for significant equity investees

	SHPL		HBYS

	Six Months Ended June 30,
	2022	2021	2022 (note (a))	2021

	(in US$’000)
Revenue	212,413	180,413	—	153,689
Gross profit	165,208	138,979	—	82,251
Interest income	623	751	—	66
Profit before taxation	78,472	67,108	—	33,397
Income tax expense (note (b))	(11,209)	(9,764)	—	(4,807)
Net income (note (c))	67,263	57,344	—	28,590
Non-controlling interests	—	—	—	(14)
Net income attributable to the shareholders of equity investee	67,263	57,344	—	28,576

Notes:

(a)	On September 28, 2021, the Group completed the divestment of HBYS.
(b)	The main entity within the SHPL group has been granted the High and New Technology Enterprise status (the latest renewal of this status covers the years from 2020 to 2022). The entity was eligible to use a preferential income tax rate of 15% for the six months ended June 30, 2022 and 2021 on this basis.
(c)	Net income is before elimination of unrealized profits on sales to the Group. The amount eliminated was approximately $80,000 and $34,000 for the six months ended June 30, 2022 and 2021 respectively.

Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees

	SHPL		HBYS
	2022	2021	2022	2021

	(in US$’000)
Opening net assets after non-controlling interests as at January 1	145,741	152,714	—	119,424
Net income attributable to the shareholders of equity investee	67,263	57,344	—	28,576
Dividends declared	(45,385)	(84,103)	—	(46,538)
Other comprehensive (loss)/income	(8,544)	820	—	1,388
Closing net assets after non-controlling interests as at June 30	159,075	126,775	—	102,850
Group’s share of net assets	79,538	63,387	—	51,425
Goodwill	3,000	3,078	—	—
Carrying amount of investments as at June 30	82,538	66,465	—	51,425

Schedule of equity investees capital commitments

June 30,
2022
(in US$’000)
Property, plant and equipment
Contracted but not provided for	2,617